Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 177,066	$ 138,094
Deferred	(322,849)	(86,506)
State
Current	38,315	28,540
Deferred	(109,934)	(30,765)
Change in valuation allowance	413,993	136,060
Income tax provision	$ 196,591	$ 185,423